SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of ROU lease assets and lease liabilities - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Assets:
Operating lease assets	$ 125,258	$ 331,419
Total lease assets	125,258	331,419
Liabilities:
Operating lease liabilities, current	183,995	489,407
Operating lease liabilities, net of current		52,449
Total lease liabilities	$ 183,995	$ 541,856